Accounts Receivable - Aging Analysis of Accounts Receivable that are Past Due but not Impaired (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are past due but not impaired [line items]
Accounts receivable	¥ 24,153	¥ 19,045
Past due [member] | Within 1 month or on demand [member]
Disclosure of financial assets that are past due but not impaired [line items]
Accounts receivable	¥ 848	¥ 577